UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended  September 30, 2011
                                              --------------------

Check here if Amendment [  ]; Amendment Number:
                                                ---------

  This Amendment (Check only one.):       [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             RMF GP, LLC
                  --------------------------------------
Address:          650 Madison Ave.
                  --------------------------------------
                  New York, NY 10022
                  --------------------------------------


Form 13F File Number:  28-14236
                       -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Craig Huff
                  --------------------------------------
Title:            Co-Chief Executive Officer
                  --------------------------------------
Phone:            (212) 610-9000
                  --------------------------------------

Signature, Place, and Date of Signing:

    /s/ Craig Huff                 New York, NY             November 14, 2011
-------------------------  ---------------------------   -----------------------
      [Signature]                  [City, State]                 [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        0
                                            ----------------------------

Form 13F Information Table Entry Total:                   23
                                            ----------------------------

Form 13F Information Table Value Total:               $212,342
                                            ----------------------------
                                                     (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE

                                            FORM 13F INFORMATION TABLE

       COLUMN 1        COLUMN 2  COLUMN 3    COLUMN 4            COLUMN 5             COLUMN 6    COLUMN 7           COLUMN 8
       --------        --------  --------    --------   ------------------------      --------    --------   -----------------------

                        TITLE                  VALUE      SHRS OR     SH/    PUT/     INVESTMENT    OTHER       VOTING AUTHORITY
 NAME OF ISSUER        OF CLASS    CUSIP     (x$1000)     PRN AMT     PRN    CALL     DISCRETION   MANAGERS    SOLE    SHARED  NONE
APPLE INC               COM       037833100   27,194        71,315    SH                SOLE                    71,315

BMC SOFTWARE INC        COM       055921100    8,839       229,222    SH                SOLE                   229,222

                      SPONSORED
BP PLC                  ADR       055622104    1,050        29,100    SH                SOLE                    29,100

COCA COLA
ENTERPRISES INC NE      COM       19122T109   10,916       438,727    SH                SOLE                   438,727

CVR ENERGY INC          COM       12662P108    5,104       241,454    SH                SOLE                   241,454

CVR ENERGY INC          CALL      12662P908      215         1,050           CALL       SOLE                     1,050

ELLINGTON
FINANCIAL LLC           COM       288522303    8,135       473,497    SH                SOLE                   473,497

EXPRESS SCRIPTS INC     COM       302182100    6,629       178,823    SH                SOLE                   178,823

                        COM PAR
FOREST OIL CORP         $0.01     346091705    7,237       502,600    SH                SOLE                   502,600

GENERAL MTRS CO         COM       37045V100   23,942     1,186,400    SH                SOLE                 1,186,400

INGRAM MICRO INC        CL A      457153104    9,255       573,758    SH                SOLE                   573,758

ISHARES TR              PUT       464287954    2,438         2,500           PUT        SOLE                     2,500

JOHNSON CTLS INC        COM       478366107    8,227       311,965    SH                SOLE                   311,965

LYONDELLBASELL          SHS
INDUSTRIES N            - A -     N53745100    1,783        73,000    SH                SOLE                    73,000


       COLUMN 1        COLUMN 2  COLUMN 3    COLUMN 4            COLUMN 5             COLUMN 6    COLUMN 7           COLUMN 8
       --------        --------  --------    --------   ------------------------      --------    --------   -----------------------

                        TITLE                  VALUE      SHRS OR     SH/    PUT/     INVESTMENT    OTHER       VOTING AUTHORITY
 NAME OF ISSUER        OF CLASS    CUSIP     (x$1000)     PRN AMT     PRN    CALL     DISCRETION   MANAGERS    SOLE    SHARED  NONE
MEDCO HEALTH
SOLUTIONS INC           COM       58405U102   12,295       262,200    SH                SOLE                   262,200

MORGAN STANLEY          PUT       617446958      444         2,000           PUT        SOLE                     2,000

NIELSEN HOLDINGS N V    COM       N63218106    3,329       127,664    SH                SOLE                   127,664

SELECT SECTOR SPDR TR   PUT       81369Y956      752           575           PUT        SOLE                       575

SPDR S&P 500 ETF TR     PUT       78462F953    1,722         1,000           PUT        SOLE                     1,000

TALISMAN ENERGY INC     COM       87425E103    2,124       173,100    SH                SOLE                   173,100

TEEKAY CORPORATION      COM       Y8564W103   17,998       796,037    SH                SOLE                   796,037

TYCO INTERNATIONAL
LTD                     SHS       H89128104   22,622       555,153    SH                SOLE                   555,153

WILLIAMS COS INC DEL    COM       969457100   30,092     1,236,311    SH                SOLE                 1,236,311




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